File Nos. 333-124767 and 811-05716

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ( )
           Pre-Effective Amendment No.                                  ( )
                                            ------------

           Post-Effective Amendment No.          3                      (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
           Amendment No.                       107                      (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                VINCENT VITIELLO
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

____ on (date) pursuant to paragraph (b) of Rule 485

__X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS

   THE ALLIANZ HIGH FIVE(TM) NEW YORK VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C

                                       AND

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE CANNOT SELL THE ALLIANZ HIGH FIVE NEW YORK VARIABLE ANNUITY UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION FOR THIS VARIABLE ANNUITY IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THIS CONTRACT AND IS NOT SOLICITING AN OFFER TO BUY THE CONTRACT IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


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FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS

PROSPECTUS.


This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).


The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.


Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2008




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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. We do not currently offer any fixed Investment Choices under our general account. If your Contract includes the Living Guarantees, we will make transfers to and from the Fixed Period Accounts
(FPAs) to support these guarantees. However, the FPAs are not directly available to you. We may transfer up to 50% of the total Purchase Payments received to the FPAs during the first two Contract Years. However, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Choices in the future.


CONTRACTS WITH THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT ARE SUBJECT TO SYSTEMATIC TRANSFERS BETWEEN YOUR SELECTED INVESTMENT OPTIONS AND THE FPAS. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE GAV BENEFIT.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

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AIM


AZL(R) AIM International Equity Fund


BLACKROCK

AZL(R) Money Market Fund

CLEARBRIDGE

AZL(R) LMP Large Cap Growth Fund

COLUMBIA

AZL(R) Columbia Technology Fund

DAVIS

AZL(R) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS

AZL(R) Dreyfus Founders Equity Growth Fund
AZL(R) Dreyfus Premier Small Cap Value Fund
AZL(R) S&P 500 Index Fund
AZL(R) Small Cap Stock Index Fund
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.

FIRST TRUST

AZL(R) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(R) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund

Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS

AZL(R) Fusion Balanced Fund
AZL(R) Fusion Growth Fund
AZL(R) Fusion Moderate Fund

JENNISON

AZL(R) Jennison 20/20 Focus Fund
AZL(R) Jennison Growth Fund

LEGG MASON

AZL(R) Legg Mason Growth Fund
AZL(R) Legg Mason Value Fund

NEUBERGER BERMAN

AZL(R) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE

AZL(R) NACM International Fund

OPPENHEIMER CAPITAL

AZL(R) OCC Opportunity Fund
AZL(R) OCC Value Fund
OpCap Mid Cap Portfolio

OPPENHEIMER FUNDS

AZL(R) Oppenheimer Global Fund
AZL(R) Oppenheimer International Growth Fund
AZL(R) Oppenheimer Main Street Fund

PIMCO

AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

SCHRODER

AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS

AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund

TURNER

AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN

AZL(R) Van Kampen Comstock Fund
AZL(R) Van Kampen Equity and Income Fund
AZL(R) Van Kampen Global Franchise Fund
AZL(R) Van Kampen Global Real Estate Fund
AZL(R) Van Kampen Growth and Income Fund
AZL(R) Van Kampen Mid Cap Growth Fund


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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TABLE OF CONTENTS


FEE TABLES............................................4
    CONTRACT OWNER TRANSACTION EXPENSES...............4
    CONTRACT OWNER PERIODIC EXPENSES..................5
    ANNUAL OPERATING EXPENSES OF THE
    INVESTMENT OPTIONS................................5
    EXAMPLES..........................................5

1.  THE VARIABLE ANNUITY CONTRACT.....................7
    OWNERSHIP.........................................8

2.  THE ANNUITY PHASE.................................9
    INCOME DATE.......................................9
    PARTIAL ANNUITIZATION.............................9
    ANNUITY OPTIONS..................................10
    ANNUITY PAYMENTS.................................11

3.  PURCHASE.........................................12
    PURCHASE PAYMENTS................................12
    AUTOMATIC INVESTMENT PLAN (AIP)..................13
    ALLOCATION OF PURCHASE PAYMENTS..................13
    TAX-FREE SECTION 1035 EXCHANGES..................13
    FAXED APPLICATIONS...............................14
    FREE LOOK/RIGHT TO EXAMINE.......................14
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..14

4.  INVESTMENT OPTIONS...............................15
    SUBSTITUTION AND LIMITATION ON
    FURTHER INVESTMENTS..............................22
    TRANSFERS........................................22
    EXCESSIVE TRADING AND MARKET TIMING..............23
    DOLLAR COST AVERAGING (DCA) PROGRAM..............25
    FLEXIBLE REBALANCING.............................26
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...26
    VOTING PRIVILEGES................................26

5.  OUR GENERAL ACCOUNT..............................27
    FIXED PERIOD ACCOUNTS (FPAS).....................27

6.  GUARANTEED ACCOUNT VALUE (GAV) BENEFIT...........28
    CALCULATING THE GAV..............................29
    GAV TRANSFERS....................................30
    OTHER INFORMATION ON THE GAV BENEFIT.............32

7.  EXPENSES.........................................33
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........33
    CONTRACT MAINTENANCE CHARGE......................33
    WITHDRAWAL CHARGE................................34
    TRANSFER FEE.....................................36
    PREMIUM TAXES....................................36
    INCOME TAXES.....................................36
    INVESTMENT OPTION EXPENSES.......................36

8.  TAXES............................................36
    ANNUITY CONTRACTS IN GENERAL.....................36
    QUALIFIED CONTRACTS..............................37
    MULTIPLE CONTRACTS...............................38
    PARTIAL 1035 EXCHANGES...........................38
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........38
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............39
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....40
    DEATH BENEFITS...................................40
    WITHHOLDING......................................40
    FEDERAL ESTATE TAXES.............................41
    GENERATION-SKIPPING TRANSFER TAX.................41
    FOREIGN TAX CREDITS..............................41
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................41
    POSSIBLE TAX LAW CHANGES.........................41
    DIVERSIFICATION..................................41
    REQUIRED DISTRIBUTIONS...........................42

9.  ACCESS TO YOUR MONEY.............................42
    PARTIAL WITHDRAWAL PRIVILEGE.....................43
    WAIVER OF WITHDRAWAL CHARGE BENEFITS.............43
    GUARANTEED WITHDRAWAL BENEFIT (GWB)..............43
    SYSTEMATIC WITHDRAWAL PROGRAM....................45
    THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED
    MINIMUM DISTRIBUTION (RMD) PAYMENTS..............45
    SUSPENSION OF PAYMENTS OR TRANSFERS..............46

10. ILLUSTRATIONS....................................46

11. DEATH BENEFIT....................................46
    TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT
    (TRADITIONAL GMDB)...............................47
    ENHANCED GUARANTEED MINIMUM DEATH BENEFIT
        (ENHANCED GMDB)..............................47
    GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA.........47

    TERMINATION OF THE DEATH BENEFIT.................48
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.48
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER

        ALL OTHER CONTRACTS..........................49
    DEATH BENEFIT PAYMENT OPTIONS....................52

12. OTHER INFORMATION................................52
    ALLIANZ LIFE OF NEW YORK.........................52
    THE SEPARATE ACCOUNT.............................52
    DISTRIBUTION.....................................53
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............54
    ADMINISTRATION/ALLIANZ SERVICE CENTER............54
    LEGAL PROCEEDINGS................................55
    FINANCIAL STATEMENTS.............................55

13. GLOSSARY.........................................55

14. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................58

15. PRIVACY NOTICE...................................59

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH
    INVESTMENT OPTION................................60

APPENDIX B - CONDENSED FINANCIAL INFORMATION.........64

APPENDIX C - GAV CALCULATION EXAMPLE.................65

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES......67

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES..............69

FOR SERVICE OR MORE INFORMATION......................71


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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The following is a list of common abbreviations used in this prospectus:

 FPA  =   FIXED PERIOD ACCOUNT            GWB  =  GUARANTEED WITHDRAWAL BENEFIT
 GAV  =   GUARANTEED ACCOUNT VALUE        MAV  =  MAXIMUM ANNIVERSARY VALUE

GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT

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FEE TABLES


The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1),(2)
(as a percentage of each Purchase Payment withdrawn)



                                                                      CONTRACT WITH THE SHORT
                      BASE CONTRACT                                 WITHDRAWAL CHARGE OPTION(3)

                                                           NUMBER OF COMPLETE YEARS
    NUMBER OF COMPLETE YEARS SINCE                          SINCE WE RECEIVED YOUR
   WE RECEIVED YOUR PURCHASE PAYMENT        CHARGE             PURCHASE PAYMENT             CHARGE
                   0                          8%                      0                      8.5%
                   1                         7.5%                     1                      7.5%
                   2                          7%                      2                      5.5%
                   3                          6%                      3                       3%
                   4                          5%               4 years or more                0%
                   5                          4%
                   6                          3%
            7 years or more                   0%

TRANSFER FEE(4)............................................$25


PREMIUM TAXES(5)....................................0% to 3.5%
(as a percentage of each Purchase Payment)

(1) The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, less the total amount previously withdrawn under the partial withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.


(2) The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges).

(3) For an additional M&E charge, you can select the Short Withdrawal Charge Option at Contract Issue.

    NOTE: It may not be appropriate if you do not intend to take a withdrawal during the fifth through the seventh year after you make a Purchase Payment.

(4) The first twelve transfers in a Contract Year are free. Dollar cost averaging transfers, flexible rebalancing transfers, and GAV Transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.

(5) Although New York does not currently impose a premium tax, we reserve the right to collect that tax if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or death. For more information, please see section 7, Expenses - Premium Taxes.



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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:


CONTRACT MAINTENANCE CHARGE(6).............................$30
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily assets invested in a subaccount on an annual basis)


                                          M&E CHARGES
                                  --------------------------
                                                  CONTRACT WITH THE
                                                   SHORT WITHDRAWAL
                              BASE CONTRACT         CHARGE OPTION


   Traditional GMDB               1.25%                 1.75%
   Enhanced GMDB                  1.45%                 1.95%




DURING THE ANNUITY PHASE:

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)


    M&E CHARGE((7))......................................1.25%

(6) We waive the contract maintenance charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $75,000, the charge is waived on all your Contracts. We do not assess this charge against amounts paid out as death benefits or during the Annuity Phase. For more information, please see section 7, Expenses - Contract Maintenance Charge.

(7) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS


This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.



                                                                                              MINIMUM         MAXIMUM

Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements                              0.49%           2.53%


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.



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EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The $30 contract maintenance charge is included in the examples as a charge of 0.044% of the average daily assets invested in a subaccount based on an assumed average Contract size of $70,000. Please note that this is an assumed average and some Owners may pay more or less than the assumed average.



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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 7, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


a) The Enhanced GMDB and the Short Withdrawal Charge Option (the highest M&E charge of 1.95%).
b)   The Traditional GMDB (the lowest M&E charge of 1.25%).


    [TO BE UPDATED BY AMENDMENT]

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES

BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum Investment Option operating expense)             a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum Investment Option operating expense)             a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

    [TO BE UPDATED BY AMENDMENT]

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                1 YEAR       3 YEARS        5 YEARS       10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:

                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum Investment Option operating expense)             a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum Investment Option operating expense)             a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------

* Annuity Payments are generally not available until 13 months after your Issue Date.

See Appendix B for condensed financial information regarding the Accumulation Unit Values (AUVs) for the highest and lowest M&E charges. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other M&E expense levels.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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1. THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

o    The Business Day before the Income Date if you take a Full Annuitization.

o    The Business Day we process your request for a full withdrawal.


o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.

If your Contract includes the Living Guarantees, we will make Guaranteed Account Value (GAV) Transfers to and from the FPAs to support these guarantees. The FPAs are not currently available to you as an Investment Choice under this Contract. We may transfer up to 50% of the total Purchase Payments received to the FPAs during the first two Contract Years. However, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for GAV Transfers in each Contract Year. The FPAs are part of our general account. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in our general account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.


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OWNERSHIP

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners.There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

PAYEE

The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT

An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned,


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your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


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2. THE ANNUITY PHASE

You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.

INCOME DATE

The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts. After the Income Date that you take a Full Annuitization, the Living Guarantees will no longer be available.

PARTIAL ANNUITIZATION

PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after 13 months. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the Living Guarantees, it will also decrease the GAV value. This will decrease the amounts available for withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 6, Guaranteed Account Value (GAV) Benefit; section 7, Expenses - Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


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ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.


OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; this Annuity option is not available for fixed Partial Annuitizations.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.


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(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:

              (A) = Annuity Unit value of the subaccount for that
                    given Investment Option when due proof of the Annuitant's death is received at our Service Center.

              (B) = The amount applied to variable Annuity Payments
                    on the Income Date.

              (C) = Allocation percentage in a given subaccount (in
                    decimal form) when due proof of the Annuitant's death is received at our Service Center.

              (D) = The number of Annuity Units used in determining
                    each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.

              (E) = Dollar value of first variable Annuity Payment.

              (F) = Number of variable Annuity Payments made since
                    the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
     51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50

ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o    a variable payout,
o    a fixed payout, or
o    a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we


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may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment return (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 5%. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.


o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Contract termination.




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3.    PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.


o    The minimum initial payment we will accept is $10,000.


o You can make additional Purchase Payments of any amount, but there is a $50 minimum if you have selected the automatic investment plan during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.


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We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. If you make additional Purchase Payments we will allocate the payments according to the instructions you gave us for the initial Purchase Payment unless you instruct us otherwise. However, if your additional Purchase Payment is being made electronically, we may instead allocate the payment proportionately by the percentage of Contract Value in each Investment Option due to electronic system constraints (for more information, please contact your registered representative).

You may provide us new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.


We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o   you might have to pay a withdrawal charge on your previous contract,


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o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower), and


o the benefits may be different and you will no longer have access to any benefits from your previous contract.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS


We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE


If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, you will receive the greater of Purchase Payments less withdrawals or Contract Value if you cancel your Contract. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, and any interest you earn on any general account Investment Choices. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.


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Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o    adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

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4. INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee,


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                                                          INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company               Name of
         and               Investment       Asset                          Primary Investments
  Adviser/Subadviser         Option         Category     Objective(s)      (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Life Advisers, LLC/A    International        Equity      growth of         portfolio of international equity
I M Capital             Equity Fund                      capital           securities whose issuers are considered by
Management, Inc.                                                           the fund's subadviser to have strong
                                                                           earnings momentum.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BLACKROCK
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests in a broad range of short-term,
Life Advisers,          Market Fund        Equivalent    consistent with   high quality U.S. dollar-denominated money
LLC/Blackrock                                            stability of      market instruments, including government,
Institutional                                            principal         U.S. and foreign bank, commercial and other
Management Corporation                                                     obligations. During extended periods of low
                                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Life Advisers,          Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Life Advisers,          Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Life Advisers,          Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       17

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Life Advisers,          Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Life Advisers,          Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund                       return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by The          Dreyfus IP          Small Cap    Match             Invests in a representative sample of
Dreyfus Corporation     Small Cap Stock                  performance of    stocks included in the S&P SmallCap 600
                        Index Portfolio                  the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Dreyfus Stock      Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund, Inc.                 return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
                                                         Composite Stock
                                                         Price Index
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Life Advisers,          Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   At least 80% of its net assets in
Life Advisers,          Small Cap Value                  return            investments of small capitalization
LLC/Franklin Advisory   Fund                                               companies with market capitalizations
Services, LLC                                                              similar to those that comprise the Russell
                                                                           2500(TM) Index at the time of purchase.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Growth    Large Value   Capital           Invests predominantly in a broadly
                        and Income                       appreciation,     diversified portfolio of equity securities
                        Securities Fund                  with current      that the Fund's manager considers to be
                                                         income as a       financially strong but undervalued by the
                                                         secondary goal    market.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in high
                        Income                Bonds      income with       yield, lower quality debt securities
                        Securities Fund                  capital           commonly known as junk bonds.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Large     Large Blend   Capital           At least 80% of net assets in investments
                        Cap Growth                       appreciation      of large capitalization companies,
                        Securities Fund                                    predominantly in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------



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----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin            Specialty    Capital           Invests in Class 1 shares of the Franklin
                        Templeton VIP       (Fund of     appreciation      Income Securities Fund, Mutual Shares
                        Founding Funds       Funds)      with income as    Securities Fund, and Templeton Growth
                        Allocation Fund                  a secondary       Securities Fund. These underlying Funds, in
                                                         goal.             turn, invest in a variety of U.S. and
                                                                           foreign equity securities and fixed income
                                                                           and money market securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
                        Government Fund       Bonds                        government securities, primarily fixed and
                                                                           variable rate mortgage-backed securities, a
                                                                           substantial portion of which are Ginnie
                                                                           Maes.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        At least 80% of net assets in zero coupon
                        Coupon Fund 2010  Term Bonds     investment        debt securities and normally invests
                                                         return as is      primarily to predominantly in U.S. Treasury
                                                         consistent with   issue stripped securities and stripped
                                                         capital           securities issued by the U.S. government or
                                                         preservation      its agencies and authorities. The fund will
                                                                           mature in December of 2010 and will then no
                                                                           longer be available as an Investment Option
                                                                           under the Contract. For additional
                                                                           information regarding the maturity of the
                                                                           fund, please see the Franklin Zero Coupon
                                                                           Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests mainly in U.S. and foreign equity
Mutual Advisers, LLC    Discovery            Equity      appreciation      securities, and substantially in
                        Securities Fund                                    undervalued stocks and to a lesser extent
                                                                           in risk arbitrage securities and distressed
                                                                           companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests mainly in equity securities, and
                        Securities Fund                  appreciation,     substantially in undervalued stocks and to
                                                         with income as    a lesser extent in risk arbitrage
                                                         a secondary goal  securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         At least 80% of net assets in investments
Investment Counsel,     Foreign              Equity      capital growth    of issuers located outside the U.S.,
LLC                     Securities Fund                                    including those in emerging markets, and
                                                                           normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Invests mainly in debt securities of
Advisers, Inc.          Global Income     Term Bonds     income,           governements and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Invests primarily in equity securities of
Global Advisors         Growth               Equity      capital growth    companies located anywhere in the world,
Limited                 Securities Fund                                    including those in the U.S. and in emerging
                                                                           markets.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Life Advisers, LLC      Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Life Advisers,          20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       19

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Life Advisers,          Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Life Advisers,          Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Life Advisers,          International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Life Advisers, LLC/     Opportunity Fund                 appreciation      of "growth" companies with market
Oppenheimer Capital                                                        capitalizations of less than $2 billion at
LLC                                                                        the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment, and below-average
                                                                           valuations whose business fundamentals are
                                                                           expected to improve.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Oppenheimer Capital     Portfolio                        capital           equity securities of companies with market
LLC                                                      appreciation      capitalizations between $500 million and
                                                                           $10 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
------------------------------------------------------------------------------------------------------------------------


                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer   International  Capital           Invests mainly in common stocks of growth
Life Advisers, LLC/     Global Fund          Equity      appreciation      oriented companies in the U.S. and foreign
OppenheimerFunds, Inc.                                                     countries, with broad portfolio
                                                                           diversification in different countries to
                                                                           help moderate the special risks of foreign
                                                                           investing.
                        ----------------- -------------- ----------------- ---------------------------------------------


                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Life Advisers,          Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE RAFI(TM) Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      1000 Index        of short and intermediate term fixed income
Company LLC                                                                instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the PIMCO Funds and does not invest
Company LLC                                  funds)      consistent with   directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity index-linked
                        CommodityReal                    return            derivative instruments backed by a
                        Return Strategy                  consistent with   portfolio of inflation-indexed securities
                        Portfolio                        prudent           and other fixed income instruments.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments in at least three countries
                        Portfolio                        consistent with   (one of which may be the U.S.), which may
                        (Unhedged)                       preservation of   be represented by futures contracts.
                                                         capital and       Invests primarily in securities of issuers
                                                         prudent           located in economically developed
                                                         investment        countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or CCC by Standard &
                                                         capital and       Poor's. May invest up to 20% of total asets
                                                         prudent           in securities denominated in foreign
                                                         investment        currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      government-sponsored enterprises, and
                                                         and prudent       corporations.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Schroder        Specialty    Aggressive        Invests at least 80% of its net assets in
Life Advisers,          Emerging                         capital           equity securities of companies that the
LLC/Schroder            Markets Equity                   appreciation      subadviser believes to be "emerging market"
Investment Management   Fund                                               issuers. May invest remainder of assets in
North America Inc.                                                         securities of issuers located anywhere in
                                                                           the world.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Schroder      International  Long-term         At least 80% of net assets in equity
                        International        Equity      capital           securities of small capitalization
                        Small Cap Fund                   appreciation      companies located outside the U.S.
                                                                           (generally with market capitalizations of
                                                                           $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Life Advisers,          Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Life Advisers,          Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Life Advisers,          Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Life Advisers,          Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadvisor
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth  Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Life Advisers,          Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Invests at least 65%
                                                                           of total assets in securities of issuers
                                                                           from at least three different countries,
                                                                           which may include the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------





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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS


You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Options are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.


o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.


o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the Excessive Trading and Market Timing discussion in this section.


Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS

You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).

o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.

o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Options.
o    Imposing other limitations or restrictions.


We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.


We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.


We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.


We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.

o   The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).

o   Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow and you will not be charged additional fees for participating in or terminating from this program. If your Contract includes the Living Guarantees, the automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.

o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.

o    We will determine the number of shares that you can vote.

o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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5. OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, there are no Investment Choices available to you under our general account. However, if your Contract includes the Living Guarantees, we will make GAV Transfers to and from the FPAs to support these guarantees. Any amounts allocated to these Investment Choices under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Payout Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

FIXED PERIOD ACCOUNTS (FPAS)

If your Contract includes the Living Guarantees, we will make GAV Transfers to and from the FPAs to support these guarantees. The FPAs are a type of Investment Choice under our general account to which we credit interest. However, the FPAs are not directly available to you. They are only available to receive GAV Transfers that we make during the Accumulation Phase to support the Living Guarantees. You cannot allocate Purchase Payments to the FPAs, you cannot transfer Contract Value to or from the FPAs, and you cannot request withdrawals directly from the FPAs. FPAs are also not available after the Income Date.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for GAV Transfers in each Contract Year.

Any money that we transfer to an FPA during the first Contract Year will be allocated to a ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available.

Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. However, the interest rate will never be less than the guaranteed rate stated in your Contract, which is currently 1-3% depending on your state.

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: We will take partial withdrawals on a proportionately basis from the Investment Options. You cannot directly withdraw amounts from the FPAs. If your Contract includes the Living Guarantees and the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs. We will account for transfers or partial withdrawals that we


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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make from the FPAs on a first-in, first-out (FIFO) basis. That is, a transfer or a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on.

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6. GUARANTEED ACCOUNT VALUE (GAV) BENEFIT

Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GAV Benefit is intended to provide a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago.

At Contract issue, you can select either a Contract with Living Guarantees or a Contract without Living Guarantees. IF YOU DO NOT MAKE A SELECTION, THE LIVING GUARANTEES WILL APPLY TO YOUR CONTRACT. AFTER THE ISSUE DATE, THE LIVING GUARANTEES CANNOT BE ADDED TO OR REMOVED FROM YOUR CONTRACT. If you select a Contract with the Living Guarantees, your Contract will provide a long term GAV Benefit during the Accumulation Phase. There are no additional fees or charges for the Living Guarantees. To maintain the guarantee, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the GAV Transfers discussion later in this section).

The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or Contract termination) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.

YOU DO NOT HAVE ANY PROTECTION UNDER THE GAV BENEFIT UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. YOUR PURCHASE PAYMENTS ARE NOT PROTECTED UNDER THE GAV BENEFIT UNTIL WE HAVE HAD THEM FOR AT LEAST FIVE YEARS. IF YOU THINK THAT YOU MAY TERMINATE THE CONTRACT OR TAKE A FULL ANNUITIZATION BEFORE YOU HAVE HELD THE CONTRACT FOR AT LEAST FIVE YEARS, YOU SHOULD CONSIDER WHETHER PURCHASING THIS CONTRACT WITH THE LIVING GUARANTEES IS IN YOUR BEST INTEREST.

Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or Contract termination), your Contract Value will be at least equal to the initial GAV or the GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including, the seventh Contract Anniversary, that is, the "high water mark" from that period. HOWEVER, THE GAV BENEFIT DOES NOT PROVIDE ANY PROTECTION UNTIL THE FIFTH CONTRACT ANNIVERSARY, IT DOES NOT LOCK IN ANY GAINS UNTIL FIVE YEARS AFTER THEY OCCUR, AND IT DOES NOT AUTOMATICALLY LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.


As noted above, if on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a "True Up." Because the True Ups increase your Contract Value, they will also increase the total dollar amount (but not the percentage) of the M&E charge you pay.


AN ADDITIONAL PURCHASE PAYMENT WILL IMMEDIATELY INCREASE YOUR CONTRACT VALUE, BUT DOES NOT BECOME PART OF THE VALUE GUARANTEED BY THE GAV BENEFIT UNTIL IT IS AT LEAST FIVE YEARS OLD. THEREFORE, A LARGE ADDITIONAL PURCHASE PAYMENT MAY DIMINISH THE ADVANTAGE OF THE GAV BENEFIT BY DECREASING THE LIKELIHOOD THAT YOU WOULD RECEIVE A TRUE UP TO YOUR CONTRACT. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. To get the maximum benefit from this guarantee, you may want to consider purchasing a new Contract with the additional Purchase Payment. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GAV by an amount greater than the withdrawal itself. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS GREATER THAN THE GAV,


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THE GAV WILL BE REDUCED BY THE DOLLAR AMOUNT OF THE WITHDRAWAL. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS LESS THAN THE GAV, THE GAV WILL BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT.

CALCULATING THE GAV

Additional Purchase Payments will increase the GAV on a dollar-for-dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GAV proportionately.

The initial GAV is equal to all Purchase Payments received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. We recalculate the GAV on every Contract Anniversary.

On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:

                         A = The initial GAV, plus any additional Purchase
                    Payments received during the remainder of the first Contract Year, and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.

                         B = Your Contract Value on the first Contract
                    Anniversary.

On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:

                         C = The GAV from the previous Contract Anniversary,
                    plus any additional Purchase Payments received in the previous Contract Year, and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.

                         D = Your Contract Value on that Contract Anniversary.
                    GAV adjusted partial withdrawals prior to the third Contract Anniversary = A X B

GAV adjusted partial withdrawals on or after the third
Contract Anniversary = C + (D X B)

    (A) = The amount of Contract Value applied to a Partial
          Annuitization or withdrawn (including any applicable withdrawal charge).

    (B) = The greater of one, or the ratio of (e) divided by (f) where:

         (e) = the GAV on the day of (but before) the Partial
               Annuitization or partial withdrawal.

         (f) = the Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal.

    (C) = The amount of the partial withdrawal that together with any other previous partial withdrawals taken during the Contract Year does not exceed 10% of total Purchase Payments (the partial withdrawal privilege). However, if you take a Partial Annuitization, the entire amount of any Contract Value applied to the Partial Annuitization will be included in part (d) of this formula.

    (D) = The remaining amount of the partial withdrawal including any applicable withdrawal charge.

GAV EXAMPLE

o You purchase a Contract and select the Living Guarantees. You make only one initial Purchase Payment of $100,000. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.

o You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculation would be effected by a partial withdrawal please see Appendix B.

o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.

    The initial GAV...........................................................................................$100,000

    The GAV on the first Contract Anniversary equals the greater of: (A) the initial GAV, which is the initial Purchase Payment of $100,000; or (B) the Contract Value on the first Contract Anniversary, which is $120,000...$120,000

    The GAV on the second Contract Anniversary equals the greater of:  (C) the GAV from the first Contract Anniversary
        ($120,000); or (D) the Contract Value on the second Contract Anniversary, which is $115,000...........$120,000

    The GAV on the third Contract Anniversary equals the greater of:  (C) the GAV from the second Contract Anniversary
        ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $119,000............$120,000

    The GAV on the fourth Contract Anniversary equals the greater of:  (C) the GAV from the third Contract Anniversary
        ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $121,000............$121,000


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APPLYING THE GAV BENEFIT:

o On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years age is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.

o On the sixth Contract Anniversary the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the seventh Contract Anniversary.

o On the seventh Contract Anniversary the Contract Value is $122,000. The GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:


                                                          CONTRACT VALUE           AMOUNT OF GAV
                                                         GUARANTEED UNDER THE      TRUE UP (DOES
                                                         GAV BENEFIT (DOES NOT    NOT APPLY UNTIL     CONTRACT VALUE
                               CONTRACT                   APPLY UNTIL THE 5TH    THE 5TH CONTRACT       AFTER GAV
                                VALUE        GAV         CONTRACT ANNIVERSARY)     ANNIVERSARY)          TRUE UP
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
Issue                          $100,000     $100,000              -                     -              $100,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
1st Contract Anniversary       $120,000     $120,000              -                     -              $120,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
2nd Contract Anniversary       $115,000     $120,000              -                     -              $115,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
3rd Contract Anniversary       $119,000     $120,000              -                     -              $119,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
4th Contract Anniversary       $121,000     $121,000              -                     -              $121,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
5th Contract Anniversary       $105,000     $121,000          $100,000                None             $105,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
6th Contract Anniversary       $108,000     $121,000          $120,000               $12,000           $120,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------
7th Contract Anniversary       $122,000     $122,000          $120,000                None             $122,000
---------------------------- ------------- ----------- ------------------------ ------------------ ------------------




GAV TRANSFERS

There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn, increase the amount and/or frequency of GAV Transfers to the FPAs.

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change once you purchase a Contract, but we may use a different model for Contracts we issue in the future. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GAV Transfers from the FPAs to the Investment Options will be allocated according to your most recent allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GAV Transfer to the FPAs is limited to 50% of total Purchase Payments received, but we may transfer more than 50% of your total Purchase Payments to the FPAs beginning on the second Contract Anniversary. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.


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The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.

           CHANGE IN ONE FACTOR, ASSUMING ALL OTHER FACTORS REMAIN CONSTANT

-------------------------------------           --------------------------------
------------------------------------            --------------------------------
FACTOR                                           DIRECTION OF THE GAV TRANSFER

------------------------------------            --------------------------------
------------------------------------             -------------------------------
Contract Value increases                              To the Investment Options
GAV increases                                         To the FPAS
Credited interest rate on the FPAs increases          To the Investment Options
Time until application of the GAV Benefit decreases   To the FPAS


The amount of the GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GAV Transfers to the FPAs will occur. THE AMOUNT OF THE FIRST GAV TRANSFER TO THE FPAS WILL TYPICALLY BE SIGNIFICANT, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GAV. If those changes are negative, they would, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV Benefit guarantees shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets.

Transactions you make may also affect the number of GAV Transfers including:
o    additional Purchase Payments,
o    partial withdrawals, and
o    Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GAV, and may result in additional GAV Transfers.

When a GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general, the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GAV Benefit. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GAV Benefits shortens. As this time shortens:
o    GAV Transfers to the FPAs become more likely, and
o Contract Value relative to the GAV must increase in order for GAV Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your Contract Value exceeds the GAV.

THE DAILY REBALANCING FORMULA UNDER THE MATHEMATICAL MODEL: As noted above, to limit our exposure under the GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change once you purchase the Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GAV as of the Contract Anniversary date when that GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GAV, the mathematical model will tend toward a higher allocation to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend toward a higher allocation to the Investment Options.


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Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors - the Owner's current Contract Value as compared to the Owner's GAV, the time until the GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GAV Transfer.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GAV Transfer will transfer approximately 40% of the Contract Value to the FPAs.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GAV Transfer will transfer Contract Value to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GAV Transfer will transfer Contract Value to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GAV Transfers after the first typically range between 6% and 10% of the Contract Value.

The specified margin is set on the Issue Date and cannot be changed for the life of a Contract. (We may, however, change the specified margin for Contracts that we issue in the future.)

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

WE WILL TRANSFER CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FPAS, AND FROM THE FPAS TO THE INVESTMENT OPTIONS, ACCORDING TO THE MATHEMATICAL MODEL IN ORDER TO SUPPORT THE LIVING GUARANTEES. YOU SHOULD VIEW THE GAV BENEFIT AS A WAY TO PERMIT YOU TO INVEST IN THE INVESTMENT OPTIONS TO THE EXTENT PERMITTED BY THE MATHEMATICAL MODEL, WHILE STILL HAVING YOUR PRINCIPAL AND SOME OF YOUR INVESTMENT GAINS PROTECTED TO THE EXTENT PROVIDED BY THE GAV BENEFIT. YOU SHOULD NOT VIEW THE GAV BENEFIT AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS (OR POTENTIALLY NONE) OF YOUR CONTRACT VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MEANS THAT IF MOST OR ALL OF YOUR CONTRACT VALUE IS ALLOCATED TO THE FPAS, A SUBSEQUENT MARKET RECOVERY WILL BENEFIT ONLY THAT PORTION, IF ANY, OF YOUR CONTRACT VALUE WHICH REMAINS IN THE INVESTMENT OPTIONS. IF A RECOVERY IS SUSTAINED ENOUGH TO RESULT IN AMOUNTS BEING TRANSFERRED BACK FROM THE FPAS INTO YOUR SELECTED INVESTMENT OPTIONS, PROGRESSIVELY MORE OF YOUR CONTRACT VALUE MAY BE ABLE TO PARTICIPATE IN THE RECOVERY, BUT THE CONTRACT VALUE AS A WHOLE WILL ALWAYS RECOVER MORE SLOWLY THAN HAD IT BEEN MORE FULLY ALLOCATED TO THE INVESTMENT OPTIONS. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE TO YOU THAN IF YOUR CONTRACT DID NOT INCLUDE THE LIVING GUARANTEES.

OTHER INFORMATION ON THE GAV BENEFIT

Once we pay a GAV True Up to your Contract Value as a result of the GAV Benefit, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any GAV True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those


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Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses - Withdrawal Charge.

The GAV Benefit will terminate upon the earliest of the following.
o    The Income Date that you take a Full Annuitization.
o    Contract termination.

--------------------------------------------------------------------------------
7.    EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. For an additional M&E charge, you can select the Short Withdrawal Charge Option at Contract issue The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                           M&E CHARGES

                                                    CONTRACT WITH THE SHORT
                                BASE CONTRACT       WITHDRAWAL CHARGE OPTION


    Traditional GMDB               1.25%                     1.75%
    Enhanced GMDB                  1.45%                     1.95%

During the Annuity Phase, if you request variable Annuity Payments, the M&E charge is equal, on an annual basis, to 1.25%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.


These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE

We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation Phase. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the FPAs. This charge cannot be increased.

We will not deduct this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total


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value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge. We do not assess this charge against amounts paid out as death benefits or during the Annuity Phase.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

WITHDRAWAL CHARGE


The Base Contract provides a seven year withdrawal charge schedule. However, if you select the Short Withdrawal Charge Option available at Contract issue for an additional M&E charge, you will have a four year withdrawal charge schedule. BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL M&E CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT.

You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments, as death benefits, under the waiver of withdrawal charge benefit, or as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 9, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)


The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges). Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix D.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.


1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.


2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.


3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.


4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Account Value
    (GAV) Benefit - Other Information on the GAV Benefit.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.


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                                                                    CONTRACT WITH THE SHORT
                     BASE CONTRACT                                 WITHDRAWAL CHARGE OPTION

     NUMBER OF COMPLETE YEARS                           NUMBER OF COMPLETE YEARS
      SINCE WE RECEIVED YOUR                             SINCE WE RECEIVED YOUR
         PURCHASE PAYMENT               CHARGE              PURCHASE PAYMENT              CHARGE

                0                         8%                       0                       8.5%
                1                        7.5%                      1                       7.5%
                2                         7%                       2                       5.5%
                3                         6%                       3                        3%
                4                         5%                4 years or more                 0%
                5                         4%
                6                         3%
         7 years or more                  0%

After we have had a Purchase Payment for seven complete years (or four complete years if you select the Short Withdrawal Charge Option), there is no charge when you withdraw that Purchase Payment.


We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it proportionately from the Investment Options. However, if there is not enough Contract Value in the Investment Options, we will deduct the remaining amount of the charge proportionately from any other available Investment Choices.

EXAMPLE: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the second Contract Year of $70,000. In the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows:


1) Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2) Amounts available under the free withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.
3) Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000 and we pay you $27,900. We determine this amount as follows:


                                AMOUNT WITHDRAWN            $27,900
                            ------------------------- OR    -------- =   $30,000
                             1 - WITHDRAWAL CHARGE           0.930

The total amount we deduct from the second Purchase Payment is $15,244 and we pay you $14,100. We determine this amount as follows:

                                AMOUNT WITHDRAWN          $14,100
                            -------------------------  OR   -------- =   $15,244
                             1 - WITHDRAWAL CHARGE           0.925

4) Contract earnings. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,244 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,244.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is a GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAXES


State premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


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8. TAXES


NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATION.


ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how


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you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or 403(b) contracts and rollovers from plans identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

    We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any


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    rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.


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Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;

2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9) TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55;

10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and


11) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) or 403(b) plan made during such active period.



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The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.


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"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to


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bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GWB withdrawals)
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,


o less any deductions we make to reimburse ourselves for premium tax that we pay, and


o    less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come proportionately from any other available Investment Choices.


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We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Any withdrawals from the Contract (including any withdrawal charges) will reduce the Withdrawal Charge Basis. However, we do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix D.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 8, TAXES).

PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, less the total amount previously withdrawn under the partial withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE.

If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, the partial withdrawal privilege will apply and you will receive any remaining partial withdrawal privilege for that Contract Year without charge. All withdrawals (including withdrawal charges) will reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.


WAIVER OF WITHDRAWAL CHARGE BENEFITS

Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o    confined to a nursing home for a period of at least 90 consecutive days; or
o terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

We require proof of these conditions in a form satisfactory to us, including certification by a licensed physician before we will waive the withdrawal charge. Amounts withdrawn under this benefit will reduce the Withdrawal Charge Basis.


GUARANTEED WITHDRAWAL BENEFIT (GWB)

At Contract issue, you can select either a Contract with Living Guarantees or a Contract without Living Guarantees. IF YOU DO NOT MAKE A SELECTION, THE LIVING GUARANTEES WILL APPLY TO YOUR CONTRACT. AFTER THE ISSUE DATE THE LIVING GUARANTEES CANNOT BE ADDED TO OR REMOVED FROM YOUR CONTRACT. Living Guarantees will include the GWB. There is no additional charge for this benefit. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees.

This benefit provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the third Contract Anniversary. THE GWB IS NOT AVAILABLE BEFORE THE THIRD CONTRACT ANNIVERSARY.

The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of: o 10% of your total Purchase Payments (the partial withdrawal privilege amount), or o the remaining GWB value.


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We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but amounts withdrawn under the GWB will reduce the Withdrawal Charge Basis. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59 1/2, the GWB withdrawal may also be subject to a 10% federal penalty tax.

WITHDRAWALS AND PARTIAL ANNUITIZATIONS YOU TAKE IN EXCESS OF THE MAXIMUM ALLOWABLE GWB WITHDRAWAL IN A CONTRACT YEAR MAY REDUCE THE GWB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.

For each withdrawal* or traditional Partial Annuitization taken before the third Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW X GWBV

For each withdrawal* or traditional Partial Annuitization taken on or after the third Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA X GWBV)


* Includes any amounts paid as part of a required minimum distribution.

          PW = The amount of Contract Value applied to a Partial
               Annuitization or withdrawn (including any applicable withdrawal charge).

        GWBA = The amount of the partial withdrawal* that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take any Partial Annuitization the entire amount of any Contract Value applied to the Partial Annuitization will be included in the RPWA portion of this formula.

        RPWA = The remaining amount of the partial withdrawal including any applicable withdrawal charge.

        GWBV = The greater of one, or the ratio of (a) divided by (b) where:

              (a) = the remaining GWB value on the day of (but
                    before) the Partial Annuitization or partial withdrawal.

              (b) = the Contract Value on the day of (but before) the
                    Partial Annuitization or partial withdrawal.

*   Includes GWB withdrawals.

You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.

The GWB will terminate upon the earliest of the following.
o    Contract termination.
o    The Income Date that you take a Full Annuitization.
o    The GWB value is zero.
o The death of the Owner (unless the spouse continues the Contract as the new Owner).

GWB ADJUSTED PARTIAL WITHDRAWAL EXAMPLE

o You purchase a Base Contract (seven year withdrawal charge schedule) and select the Living Guarantees. You make only one initial Purchase Payment of $100,000.

o The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000. o The maximum amount you can withdraw under the GWB after the third Contract Anniversary is 10% of the total Purchase Payments, which is 0.10 x $100,000 = $10,000.

o During the fourth Contract Year you take a partial withdraw of $11,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:

        GWBA   =  the amount of the partial withdrawal that does not exceed the maximum allowable
                  GWB withdrawal for the Contract Year ........................................................$10,000
        RPWA   =  the remaining amount of the partial withdrawal (including any withdrawal charge) =
                  $11,000 - $10,000 = .......................................................................+ ($1,000


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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                                       45

        GWBV = the greater of one, or the ratio of (a) divided by (b), where:

                  (a) the remaining GWB value on the day of (but before) the partial withdrawal $100,000 (b) the Contract Value on the day of (but before) the partial withdrawal.... / $95,000

              ................................................................................................1.052632
                  GWBV......................................................................................x 1.052632)
                                                                                                             ----------
        GWB adjusted partial withdrawal.........................................................................$11,053
                                                                                                                 ======
    After this partial withdrawal, the remaining GWB value is $100,000 - $11,053 = .............................$88,947

o During the fifth Contract Year you take another partial withdrawal of $12,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500.

    We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:

        GWBA   =  the amount of the partial withdrawal that does not exceed the maximum allowable
                  GWB withdrawal for the Contract Year ........................................................$10,000
        RPWA   =  the remaining amount of the partial withdrawal (including any withdrawal charge) =
                  $12,000 - $10,000 = .......................................................................+ ($2,000
        GWBV   =  the greater of one, or the ratio of (a) divided by (b), where:
                  (a) the remaining GWB value on the day of (but before) the partial withdrawal .$88,947 (b) the Contract Value on the day of (but before) the partial withdrawal.... / $92,500

               ................................................................................................0.961589
                  GWBV.......................................................................................x       1)
                                                                                                               --------
        GWB adjusted partial withdrawal.........................................................................$12,000
                                                                                                                 ======
    After this partial withdrawal, the remaining GWB value is $88,947 - $12,000 = ..............................$76,947

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. Any withdrawals in a Contract Year, including systematic withdrawals, that exceed the partial withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses
- Withdrawal Charge and the discussion of the Partial Withdrawal Privilege that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS

If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge, but they will reduce the Withdrawal Charge Basis, and they will count against your partial withdrawal privilege. If your Contract includes Living Guarantees, RMD payments will also count against the maximum amount available for GWB withdrawals. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs and optional Living Guarantees. RMD payments will reduce your GAV, GWB value, GMDB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

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10. ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

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11. DEATH BENEFIT

At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.


YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


We will process the portion of the death benefit attributable to the Investment Options based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. Any portion of the death benefit attributable to the FPAs will continue to accrue interest from the date of death until payment of the death benefit in accordance with New York Insurance Law. WE CONSIDER DUE



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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)


If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.


1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)


If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1, 2 or 3, less any deduction we make to reimburse ourselves for premium tax that we pay.


1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
3. The Enhanced GMDB value, which is the MAV. We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day, and
o    reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner's 81st birthday*, the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.


Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA

For each Partial Annuitization or withdrawal, a GMDB adjusted partial withdrawal is equal to: (A) X (B)
    (A) = The amount of Contract Value applied to a Partial
          Annuitization or the amount of Contract Value withdrawn (including any applicable withdrawal charge).
    (B) = The greater of one, or the ratio of (c) divided by (d) where:
    (c) = the death benefit on the day of (but before) the Partial
          Annuitization or partial withdrawal.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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    (d) = the Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal.

ANY WITHDRAWALS OR PARTIAL ANNUITIZATIONS
YOU TAKE IN A CONTRACT YEAR MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.

Please see Appendix C for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT

THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o    The Business Day that the GMDB value and Contract Value are both zero.
o    Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS

Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE

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o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.

o If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS

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o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.



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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
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o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.
o If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS

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o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE

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o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it will continue.

o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS

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o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.

** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    ------------------------------------------------------------------------

(NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR
                          UNDER A FULL ANNUITIZATION)
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o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o   No death benefit is payable.
o   If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: lump sum payment of the death benefit.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death.

OPTION C: if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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12. OTHER INFORMATION

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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DISTRIBUTION


Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.


The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for: o marketing services and increased access to registered representatives; o sales promotions relating to the Contracts; o costs associated with sales conferences and educational seminars for their registered representatives; o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate; o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life Insurance Company of North America, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total) and
     -    processing annuitization requests.

Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $73,240,405.82 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


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LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies from time to time, are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

--------------------------------------------------------------------------------
13.   GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

        FPA  =   FIXED PERIOD ACCOUNT                             GWB  =  GUARANTEED WITHDRAWAL BENEFIT
        GAV  =   GUARANTEED ACCOUNT VALUE                         MAV  =  MAXIMUM ANNIVERSARY VALUE

       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT

ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.


ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT- the Contract corresponding to this prospectus that includes a seven year withdrawal charge schedule.


BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


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CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

FIXED ACCOUNT VALUE - the portion of your Contract Value that is in our general account during the Accumulation Phase.

FPAS (FIXED PERIOD ACCOUNTS) - a type of Investment Choice under our general account that earns interest and is only available to receive GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. FPAs have Account Periods of anywhere from one to ten years and only one FPA is available for GAV Transfers in each Contract Year. If your Contract includes Living Guarantees, we will make GAV Transfers to and from the FPAs to support these guarantees. During the first two Contract Years, the Fixed Account Value immediately after any transfer to the FPAs is limited to 50% of the total Purchase Payments received. However, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value into or out of the FPAs.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

GAV (GUARANTEED ACCOUNT VALUE) BENEFIT - a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in some of your investment gains from prior years.

GAV FIXED ACCOUNT MINIMUM - if your Contract includes Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GAV Benefit.

GAV TRANSFERS - if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions.

GWB (GUARANTEED WITHDRAWAL BENEFIT) - a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the third Contract Anniversary.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the variable Investment Options are the only Investment Choices available to you under the Contract for Purchase Payments and/or transfers. The Fixed Period Accounts (FPAs) are not currently available to you as an Investment Choice. However, if your Contract includes the Living Guarantees, we will make GAV Transfers to and from the FPAs to support those guarantees. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIVING GUARANTEES - at issue you can select either a Contract with Living Guarantees or a Contract without Living Guarantees. IF YOU DO NOT MAKE A SELECTION, THE LIVING GUARANTEES WILL APPLY TO YOUR CONTRACT. AFTER THE ISSUE DATE THE LIVING GUARANTEES CANNOT BE ADDED TO OR REMOVED FROM YOUR CONTRACT. The Living Guarantees include the GAV Benefit and the GWB. These benefits are not available individually. There are no additional fees or charges associated with these benefits.


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MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMDB value.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SEPARATE ACCOUNT VALUE - the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.


SHORT WITHDRAWAL CHARGE OPTION - available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E charge.


TRUE UP - an amount we may pay into your Contract under the Living Guarantees. On the fifth and subsequent Contract Anniversaries, we will compare your Contract Value to the GAV established five years ago, adjusted for any partial withdrawals taken in the last five Contract Years. If your Contract Value on these occasions is less than this amount, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to this payment as a True Up.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


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14. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ LIFE OF NEW YORK..............................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3


FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5

GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS..............7


ANNUITY PROVISIONS...................................13
    Annuity Units/Calculating Annuity Payments.......13

MORTALITY AND EXPENSE RISK GUARANTEE.................13

FINANCIAL STATEMENTS.................................13


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15. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:

Our privacy and security policies have not changed since the last time we issued our privacy notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of NY. Your privacy is important to us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to your information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:

o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:

o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims, or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.

WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" selection is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:

You have a right to access the information we keep about you. You may also request correction of that information. The request must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733 or write us at the following address.

    Allianz Life Insurance Company of New York
    Home Office: New York, NY
    Administrative Office

    PO Box 1431
    Minneapolis, MN 55440-1431

                                                       M40018-NY (R-1/2007)



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APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


[TO BE UPDATED BY AMENDMENT]


                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                                  TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                            OPERATING
                               ---------------------------------------------------------------                        EXPENSES
                                                                                                                       AFTER
                                                                            ACQUIRED               AMOUNT OF          CONTRACTUAL
                                               RULE                         FUND FEES             CONTRACTUAL         FEE WAIVERS
                                 MANAGEMENT   12B-1     SERVICE    OTHER      AND                FEE WAIVERS AND     OR EXPENSE
INVESTMENT OPTION                   FEES       FEES*     FEES     EXPENSES  EXPENSES  TOTAL      REIMBURSEMENTS    REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .30          -     1.45              -           1.45
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
BLACKROCK

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .14          -     1.19              -           1.19
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .82        .25        -        .26          -     1.33              -           1.33
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DAVIS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .12          -     .87               -            .87
Class 1(1),(7),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .12          -     1.12              -           1.12
Class 2(1),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .09          -     .84               -            .84
Portfolio(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .79        .25        -        .15          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .20          -     1.10              -           1.10
Value Fund - Class
1(1),(7),(8)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .20          -     1.35              -           1.35
Value Fund - Class 2(1),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .07          -     .49               -            .49
Class 2(1),(5),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .07          -     .58               -            .58
Fund(1),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock          .35        .25        -        .01          -     .61               -            .61
Index Portfolio - Service
Shares(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,           .25        .25        -        .02          -     .52               -            .52
Inc. - Service Shares(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .12          -     .97             .18            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .09          -     1.09              -           1.09
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .56        .25        -        .11          -     .92               -            .92
Communications Securities
Fund - Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income          .49        .25        -        .05          -     .79               -            .79
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .08          -     .88               -            .88
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .46        .25        -        .01          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth           .72        .25        -        .04          -     1.01              -           1.01
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------


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                                       61


-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .13        .69     1.07              -           1.07
Founding Funds Allocation
Fund - Class 2((9))

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .05          -     .79               -            .79
-
Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .60          -        -        .07          -     .67               -            .67
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .23          -     1.28              -           1.28
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .60        .25        -        .21          -     1.06              -           1.06
-
Class 2

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        .63        .25        -        .15        .03     1.06            .03           1.03
Fund -
Class 2(4)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .56        .25        -        .16          -     .97               -            .97
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .74        .25        -        .04          -     1.03              -           1.03
Fund -
Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JENNISON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .80        .25        -        .10          -     1.15              -           1.15
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .14          -     1.19              -           1.19
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .22          -     1.32            .02           1.30
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .10          -     1.10              -           1.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .14          -     1.14              -           1.14
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International              .85        .25        -        .35          -     1.45              -           1.45
Fund(1),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .12          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .15          -     1.15              -           1.15
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(10)         .80          -        -        .23          -     1.03            .02           1.01
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .19          -     1.09              -           1.09
Class 1(1),(7),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .19          -     1.34              -           1.34
Class 2(1),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .77        .25        -        .38          -     1.40              -           1.40
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .17          -     .97             .02            .95
Fund -
Class 1(1),(7),(8)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .17          -     1.22            .02           1.20
Fund -
Class 2(1),(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .19          -     1.19              -           1.19
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .25        .25        .61     1.29              -           1.29
-
Admin. Class(6),(11)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .25        .25        .03     1.02            .03            .99
Strategy Portfolio - Admin.
Class(2),(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio -
Admin. Class(6)

-----------------------------------------------------------------------------------------------------------------------------


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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                                       62

-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(6)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder Emerging Markets      1.25        .25        -       1.03          -     2.53            .88           1.65
Equity Fund - Class 2(1),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .40          -     1.65              -           1.65
Small Cap Fund(1),(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .12          -     .89               -            .89
Fund(1),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .12          -     .97             .18            .79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth               .52        .25        -        .12          -     .89               -            .89
Fund(1),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .12          -     .89               -            .89
Fund(1),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TURNER

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .14          -     1.24              -           1.24
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .73        .25        -        .10          -     1.08              -           1.08
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .30          -     1.45            .10           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .16          -     1.16              -           1.16
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .82        .25        -        .14          -     1.21              -           1.21
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (7).

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2008. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

(3) The Fund administration fee is paid indirectly through the management fee.

(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(5) The Investment Option commenced operations under this Contract as of May 1, 2007. Therefore, the expenses shown are estimated for the current calendar year.

(6) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at an annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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                                       63

(7) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(8) Not currently available.

(9) Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the fund's average daily net assets. Because fund shares are held by a limited number of insurance company accounts, substantial withdrawals by one or more insurance companies could reduce fund assets, causing total fund expenses to become higher. Acquired fund fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2006. While the maximum contractual amount payable under the fund's Class 2 Rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the fund's board of trustees has set the current rate at 0.25% per year through April 30, 2008.

(10) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

(11) Acquired fund fees and expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the Institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                         TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                   OPERATING
                               ------------------------------------------------------------                  EXPENSES
                                                                                                               AFTER
                                                                   ACQUIRED                 AMOUNT OF        CONTRACTUAL
                                        RULE                       FUND FEES  TOTAL ANNUAL  CONTRACTUAL     FEE WAIVERS
                            MANAGEMENT  12B-1      OTHER             AND       OPERATING   FEE WAIVERS AND   OR EXPENSE
INVESTMENT OPTION              FEES     FEES*    EXPENSES   TOTAL  EXPENSES(2) EXPENSES    REIMBURSEMENTS  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .10%     .30%       .92%      1.22%         -%            1.22%
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .06      .26       1.11       1.37           -            1.37
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .07      .27       1.00       1.27           -            1.27
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2008. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


--------------------------------------------------------------------------------
The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the phone number or address listed at the back of this prospectus.

[TO BE UPDATED BY AMENDMENT]

* KEY TO BENEFIT OPTION

Allianz High Five New York - Base Contracts and the Traditional GMDB................    1.40%
Allianz High Five New York - Base Contracts with the Enhanced GMDB..................    1.60%

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it:


 (Number of Accumulation Units in thousands)

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD

------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION

------------------------------------------------------------



--------------------------------------------------------------------------------
The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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--------------------------------------------------------------------------------
APPENDIX C - GAV CALCULATION EXAMPLE

o You purchase a Base Contract (seven year withdrawal charge schedule) with Living Guarantees and an initial Purchase Payment of $100,000. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.


o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.

o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. You take no other partial withdrawals.

    The initial GAV...........................................................................................$100,000

    The GAV on the first Contract Anniversary equals the greater of A or B:
        (A)the initial GAV = $100,000 (B)the Contract Value on the first
        Contract Anniversary = $120,000

    The GAV on the first Contract Anniversary.................................................................$120,000
    The GAV on the second Contract Anniversary equals the greater of C or D:
        (C)the GAV from the first Contract Anniversary = $120,000 (D)the
        Contract Value on the second Contract Anniversary = $135,000

    The GAV on the second Contract Anniversary................................................................$135,000
    The GAV on the third Contract Anniversary equals the greater of C or D:
        (C)the GAV from the second Contract Anniversary = $135,000 (D)the
        Contract Value on the third Contract Anniversary = $150,000

    The GAV on the third Contract Anniversary.................................................................$150,000
    Calculating the GAV adjusted partial withdrawal taken in the fourth Contract Year:
        The amount of the partial withdrawal subject to the partial withdrawal privilege
           (10% of total Purchase Payments) = 0.10 x $100,000 =..................................$10,000
        PLUS

        The remaining amount of the partial withdrawal (including any withdrawal charge).......+ (10,000
        Multiplied by the greater of a) or b) where:
           (a) one, or

           (b) the GAV divided by the Contract Value on the date of (but before) the partial withdrawal
               = $150,0000/$160,0000 = 0.94..................................................X        1)
                                                                                             -----------
        Total GAV adjusted partial withdrawal....................................................$20,000
                                                                                                 =======
    The GAV on the fourth Contract Anniversary equals the greater of C or D:
        (C)the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the fourth Contract Year = $150,000 -
           $20,000 = $130,000

        (D)the Contract Value on the fourth Contract Anniversary = $135,000
    The GAV on the fourth Contract Anniversary................................................................$135,000
                                                                                                              --------

APPLYING THE GAV BENEFIT:

o On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the fifth Contract Anniversary.

o On the sixth Contract Anniversary, the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the sixth Contract Anniversary.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
--------------------------------------------------------------------------------

o On the seventh Contract Anniversary, the Contract Value is $110,000. The GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

                                                                   CONTRACT VALUE
                                                                  GUARANTEED UNDER
                                                                   THE GAV BENEFIT    AMOUNT OF GAV
                                                                   (DOES NOT APPLY    TRUE UP (DOES
                                                                    UNTIL THE 5TH    NOT APPLY UNTIL    CONTRACT VALUE
                                                                      CONTRACT      THE 5TH CONTRACT      AFTER GAV
                              CONTRACT VALUE         GAV            ANNIVERSARY)      ANNIVERSARY)         TRUE UP
-------------------------------------------------------------------------------------------------------------------------
Initial                         $100,000           $100,000                 -                 -                  -
-------------------------------------------------------------------------------------------------------------------------
1st Contract Anniversary        $120,000           $120,000                 -                 -                  -
-------------------------------------------------------------------------------------------------------------------------
2nd Contract Anniversary        $135,000           $135,000                 -                 -                  -
-------------------------------------------------------------------------------------------------------------------------
3rd Contract Anniversary        $150,000           $150,000                 -                 -                  -
-------------------------------------------------------------------------------------------------------------------------
4th Contract Anniversary        $135,000           $135,000                 -                 -                  -
-------------------------------------------------------------------------------------------------------------------------
5th Contract Anniversary        $105,000           $135,000           $80,000              None           $105,000
-------------------------------------------------------------------------------------------------------------------------
6th Contract Anniversary        $108,000           $135,000          $100,000              None           $108,000
-------------------------------------------------------------------------------------------------------------------------
7th Contract Anniversary        $110,000           $135,000          $115,000            $5,000           $115,000
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES

o You purchase a Base Contract (seven year withdrawal charge schedule) with an initial Purchase Payment of $100,000. You choose not to include the Living Guarantees. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.


o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU ELECTED THE TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1) ContractValue  ............................................................................................$140,000
2) The Traditional GMDB value:

    Total Purchase Payments received..........................................................................$100,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-   20,000
                                                                                                            ----------
                                                                                                             $  80,000

The GMDB adjusted partial withdrawal for (2) above is equal to:

    The amount of the partial withdrawal........................................................$ 20,000
    Multiplied by the greater of a) or b) where:
        a) is one, and

        b) is the ratio of the death benefit divided by the Contract Value

           on the day of (but before) the partial withdrawal = $160,0000/$160,0000 = 1..........X      1
                                                                                                --------
    Total GMDB adjusted partial withdrawal......................................................$ 20,000
                                                                                                ========
Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $140,000 Contract Value. IF YOU ELECTED THE ENHANCED GMDB:
The following details how we calculate the MAV on the first nine Contract
Anniversaries:


                                               CONTRACT VALUE           MAV
                                               ------------------- -------------
1st Contract Anniversary                           $110,000           $110,000
2nd Contract Anniversary                           $118,000           $118,000
3rd Contract Anniversary                           $116,000           $118,000
4th Contract Anniversary                           $122,000           $122,000
5th Contract Anniversary                           $120,000           $122,000
6th Contract Anniversary                           $141,000           $141,000
7th Contract Anniversary                           $147,000           $147,000
8th Contract Anniversary                           $155,000           $155,000
9th Contract Anniversary                           $162,000           $162,000

o    On the Issue Date, the MAV is equal to total Purchase Payments ($100,000).

o On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business Day
     ($100,000), so the MAV increases to $110,000.

o On the second Contract Anniversary the Contract Value is $118,000, which is greater than the MAV from the immediately preceding Business Day
     ($110,000), so the MAV increases to $118,000.

o On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.

o On the fourth Contract Anniversary the Contract Value is $122,000, which is greater than the MAV from the immediately preceding Business Day
     ($118,000), so the MAV increases to $122,000.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
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                                       68

o On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.

o    On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract
     Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract Value.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1) Contract Value ............................................................................................$140,000
2) The Traditional GMDB value:

    Total Purchase Payments received..........................................................................$100,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-   20,250
                                                                                                            ----------
                                                                                                             $  79,750

3) The Enhanced GMDB value:
    The MAV on the ninth Contract Anniversary.................................................................$162,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-   20,250
                                                                                                            ----------
                                                                                                              $141,750

The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:

    The amount of the partial withdrawal........................................................$ 20,000
    Multiplied by the greater of a) or b) where:
        a) is one, and
        b) is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal = $162,0000/$160,0000 = 1.0125....X 1.0125
                                                                                                --------
    Total GMDB adjusted partial withdrawal......................................................$ 22,500
                                                                                                ========
Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $141,750 MAV.



--------------------------------------------------------------------------------
The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
                                   May 1,2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Base Contract (seven year withdrawal charge schedule) with an initial Purchase Payment of $100,000, you select the Living Guarantees, and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments, less the total amount previously withdrawn under the partial withdrawal privilege in the same Contract Year. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $10,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the lesser of the partial withdrawal privilege ($10,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals).


FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR SELECTED INVESTMENT OPTIONS:

o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7%. You have taken no other withdrawals from the Contract.

o There are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges)
    = $100,000 - $0 = ................................................................................$100,000
    Reduced by the amount of the partial withdrawal privilege = 10% x $100,000 =.....................-  10,000
                                                                                                     ---------
                                                                                                     $  90,000

    Multiplied by the withdrawal charge.............................................................X       7%
                                                                                                    ----------
           ..........................................................................................$   6,300
                                                                                                     =========

Therefore, we would withdraw $90,000 from the Contract and pay you $83,700
($90,000 less the $6,300 withdrawal charge). The full withdrawal will reduce the total amount available under the GWB to zero.

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $10,000. The $9,000 withdrawn is not subject to a withdrawal charge. The partial withdrawal will reduce the total amount available under the GWB by $9,000.

o   You take a full withdrawal in the fourth Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges)
    = $100,000 - $9,000 = ...........................................................................$  91,000
    Reduced by the amount of the partial withdrawal privilege = 10% x $100,000 =.....................-  10,000
                                                                                                     ---------
                                                                                                     $  81,000

    Multiplied by the withdrawal charge.............................................................X       6%
                                                                                                    ----------
           .........................................................................................$    4,860
                                                                                                    ==========
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,140 ($90,000 less the $4,860 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,140. The full withdrawal will reduce the total amount available under the GWB to zero.


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                                       70

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take a partial withdrawal of $13,000 in the third Contract Year when the withdrawal charge is 7%. The total amount available under the partial withdrawal privilege at this time is $10,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:

    The amount of the withdrawal that is subject to a withdrawal charge.............................$  3,000
    Divided by (1 minus the withdrawal charge percentage).........................................../   0.93
                                                                                                    --------
    Total amount withdrawn..........................................................................$  3,226
    Total withdrawal charge (amount withdrawn minus the amount requested) = $3,226 - $3,000 =......$     226
                                                                                                   =========
Therefore, we would withdraw $13,226 from the Contract and pay you $13,000. The partial withdrawal will reduce the GWB by a minimum of $13,226. The reduction will be greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.

o   Continuing the example, assume you take a full withdrawal in the fourth
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges)
    = $100,000 - $13,226 = .........................................................................$ 86,774
    Reduced by the amount of the partial withdrawal privilege = 10% x $100,000 =....................- 10,000
                                                                                                    --------
                                                                                                    $ 76,774

    Multiplied by the withdrawal charge............................................................X      6%
                                                                                                   ---------
           ........................................................................................$   4,606
                                                                                                   =========

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,394 ($90,000 less the $4,606 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $98,394. The full withdrawal will reduce the total amount available under the GWB to zero.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take the maximum amount available under the partial withdrawal privilege each year in the fourth, fifth, sixth, and seventh Contract Years (total distributions = $40,000). The $40,000 withdrawn is not subject to a withdrawal charge. These partial withdrawals are guaranteed by the GWB, and will reduce the GWB by $40,000. The total amount available under the GWB after these partial withdrawals is equal to $100,000 - $40,000 = $60,000.

o In the eighth Contract Year the Contract Value is $9,000 and the maximum amount available under the GWB is $10,000. If you withdraw $10,000 under the GWB in the eighth Contract Year, your Contract Value would drop to zero, but you could continue to take $10,000 each year for the next five years without incurring a withdrawal charge.


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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:

    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street, NE
    Washington, DC 20549

You can contact us at:

    ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
    One Chase Manhattan Plaza, 37th Floor
    New York, NY 10005-1423
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197



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The Allianz High Five(TM) New York Variable Annuity Contract Prospectus
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                                  PART B - SAI

                       STATEMENT OF ADDITIONAL INFORMATION
                          ALLIANZ HIGH FIVETM NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                           (THE SEPARATE ACCOUNT) AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)

                                   MAY 1, 2008


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      One Chase Manhattan Plaza, 37th Floor
                             New York, NY 10005-1423
                                 (800) 624-0197

--------------------------------------------------------
                                TABLE OF CONTENTS


ALLIANZ LIFE OF NEW YORK..............................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................5
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................5
GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS..............7
ANNUITY PROVISIONS...................................13
    ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS.......13
MORTALITY AND EXPENSE RISK GUARANTEE.................13
FINANCIAL STATEMENTS.................................13


                                                                    H5NYSAI-0508


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ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS


The financial statements of Allianz Life of NY Variable Account C as of and for the year ended December 31, 2007 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the financial statements and supplemental schedules of Allianz Life of New York as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

[TO BE UPDATED BY AMENDMENT]


                 ------------- -------------------------------- ------------------------------------
                 ------------        AGGREGATE AMOUNT OF          AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR      COMMISSIONS PAID TO ALLIANZ    RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR              LIFE FINANCIAL             AFTER PAYMENTS TO SELLING FIRMS
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2005             $4,367,160.63                             $0
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2006             $5,508,561.44                             $0
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2007             $                                         $
                 ------------- -------------------------------- ------------------------------------


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,116 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing


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support payments to approximately 40-45 firms. These payments vary in amount. In 2007, the five firms receiving the largest payments, ranging from $525,320 to $1,867,575, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

       FIRM NAME
---------------------------------------
---------------------------------------
  1    LPL Financial Network
  2    AIG Advisor Group
  3    National Planning Holdings
  4    H D Vest Investments
  5    Raymond James


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio


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that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts

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do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:


o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or

o    distributions which are required minimum distributions; or

o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan.

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Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

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GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS

To make the GAV Benefit available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.

The mathematical model uses the following formula to compute D, the percentage of Contract Value to be allocated to the Investment Options: D = N{[ ln (C / G) + (R + S2 / 2) x T] / [S x T]}

where:
  NOTATION    DESCRIPTION
------------- ----------------------------------------------------
     C        Contract Value
     G        Adjusted Guarantee
     R        Credited Rate
     S        Adjusted Volatility
     T        Time Remaining
     D        Percentage of Contract Value in Investment Options
     N        Cumulative Standard Normal Distribution function
     ln       Natural Logarithm function
For this formula, we have:
--------------------------------------------------------------------------------
The CONTRACT VALUE includes Contract Value both in the Investment Options and in the FPAs.

The ADJUSTED GUARANTEE for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals G multiplied by W, where G represents the dollar value of the GAV, and W is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.

o W is based upon a guarantee ratio, M, that we use to measure how "low" a Contract Value is relative to the GAV.
o   M is the ratio of (a) the difference of the GAV minus the Contract Value and
    (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, M = (G - C) / [G - (g / (1 + R)T)]. The value of W and the corresponding guarantee ratio, M, are presented in Table 1. The values for W set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for W may change, however, for new Contracts issued in the future.

The CREDITED RATE is the interest rate credited to the currently available FPA. The interest rate will never be less than the guaranteed rate stated in your Contract.

The ADJUSTED VOLATILITY represents the volatility of the returns of Contract Value for all in force Contracts-that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and will not change for the duration of the Contract; the number may change for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The TIME REMAINING for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.

The PERCENTAGE OF CONTRACT VALUE to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which E must be raised, in order to result in that value. Here, E is the base of the natural logarithms, or approximately 2.718282.

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The mathematical model uses D as follows.
If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.

We compute D for each future GAV (as many as five). We take the smallest of these Ds and execute a GAV Transfer based on the following.

o Whether the allocation differs sufficiently from the allocation we have previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
o   Whether a GAV Transfer would exceed the limit of 50% of Purchase Payments.
o   The number of transfers which have already occurred.

If you have not reset the GAV, then:
o At issue we compute D and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After issue, and before the initial GAV Transfer to the FPAs, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than the baseline by more than the specified margin.
o After issue, and if the initial GAV Transfer to the FPAs has already occurred, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than or higher than the baseline by the specified margin. If D is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If D is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

If you have reset the GAV, then:
o Upon the reset we compute D and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After the reset, and if no GAV Transfer to the FPAs has occurred since the reset, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than the baseline by more than the specified margin.
o After the reset, and if a GAV Transfer to the FPAs has occurred since the reset, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than or higher than the baseline by the specified margin. If D is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If D is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

EXAMPLE 1: At issue, establish the baseline.

You purchase a Contract with a single Purchase Payment of $100,000. The GAV is $100,000, which becomes available on the fifth anniversary. Assume the following additional values.

o   The interest rate credited to the ten-year FPA is 3%.
o   The adjusted volatility of the Investment Options you have selected is 16%.
o   The specified margin is 5%.

For this example we have:
   VARIABLE        VALUE          DESCRIPTION
---------------- ---------- -------------------------
       C         $100,000   Contract Value
       G         $100,000   Guarantee
       R           0.03     Credited Rate
       S           0.16     Adjusted Volatility
       T             5      Time Remaining

First, we compute M and W and G as follows.
--------------------------------------------------------------------------------

M = (G - C) / [G - (G / (1 + R)T)]
= ($100,000 - $100,000) / [$100,000 - ($100,000 / (1 + 0.03)(5))]
= 0 / [$100,000 - ($100,000 / 1.159274)]
= 0 / [$100,000 - $86,260.88]

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   The Allianz High FiveTM New York Variable Annuity Contract*SAI*May 1, 2008
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= 0 / $13,739.12
= 0

We look up this value of M in Table 1 to arrive at W equal to 1.08. The adjusted guarantee G is W x G, or 1.08 x $100,000 = $108,000.

Now, we compute d as follows.
D = N{[ln (C / G) + (R + S2 / 2) x T] / [S x T]}
= N{[ln ($100,000 / $108,000) + (0.03 + 0.162 / 2) x 5] / [0.16 x 5]}
= N{[ln (0.925926) + 0.0428 x 5] / [0.16 x 2.236068]}
= N{[-0.076961 + 0.214] / [0.357771]}
= N{0.383036}
= 0.649153 (approximately 65%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.

Starting at issue we compute D daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model will call for no allocation to the FPAs until D on a given day falls below the baseline by more than the specified margin of 5%.

EXAMPLE 2: Process an initial GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.

Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%), as computed in Example 1.

For this example we have:
   VARIABLE       VALUE           DESCRIPTION
--------------- ---------- --------------------------
      C          $96,990   Contract Value
      G         $100,000   Guarantee
      R           0.03     Credited Rate
      S           0.16     Adjusted Volatility
      T            4.5     Time Remaining

First, we compute M and W and G as follows.
--------------------------------------------------------------------------------

M = (G - C) / [G - (G / (1 + R)T)]
= ($100,000 - $96,990) / [$100,000 - ($100,000 / (1 + 0.03)(4.5))]
= $3,010 / [$100,000 - ($100,000 / 1.142267)]
= $3,010 / [$100,000 - $87,543.23]
= $3,010 / $12,454.77
= 0.241674

We look up this value of M in Table 1 to arrive at W equal to 1.08. The adjusted guarantee G is W x G, OR 1.08 x $100,000 = $108,000.

Now we compute D as follows.
D = N{[ln (C / G) + (R + S2 / 2) x T] / [S x T]}
= N{[ln ($96,990 / $108,000) + (0.03 + 0.162 / 2) x 4.5] / [0.16 x 4.5]}
= N{[ln (0.898056) + 0.0428 x 4.5] / [0.16 x 2.121320]}
= N{[ -0.107523 + 0.1926] / [0.339411]}
= N{0.250659}
= 0.598961 (approximately 60%).

As computed, D is less than the baseline by 0.598961 - 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since D is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an initial GAV Transfer to the FPAs.

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   The Allianz High FiveTM New York Variable Annuity Contract*SAI*May 1, 2008
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The amount of the transfer will be such that, after the transfer, the percentage Contract Value in the variable Investment Options is D, approximately 60%.

The mathematical model calls for 0.598961 x $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value, $96,990 - $58,093.26 = $38,896.74, to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (I.E., $38,896.74 / $96,990) of Contract Value.

We establish a new baseline allocation for this Contract equal to D, or 0.598961.

EXAMPLE 3: Process a GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract has experienced only the single GAV Transfer of Example 2 (no additional GAV Transfers have occurred) and that the Contract Value has risen to $102,470.

Because there have been no GAV Transfers since that of Example 2, the baseline remains 0.598961.

In this example we have:
  VARIABLE      VALUE       DESCRIPTION
------------- ---------- -------------------
     C        $102,470   Contract Value
     G        $100,000   Guarantee
     R          0.03     Credited Rate
     S          0.16     Adjusted
                         Volatility
     T        4.166667   Time Remaining

First, we compute M and W and G as follows.
--------------------------------------------------------------------------------

M = (G - C) / [G - (G / (1 + R)T)]
= ($100,000 - $102,470) / [$100,000 - ($100,000 / (1 + 0.03)(4.166667))]
= -$2,470 / [$100,000 - ($100,000 / 1.131067 )]
= -$2,470 / [$100,000 - $88,412.07]
= -$2,470 / $11,587.93
= -0.213153

We look up this value of M in Table 1 to arrive at W equal to 1.08. The adjusted guarantee G is W x G, or 1.08 x $100,000 = $108,000.

D = N{[ln (C / G) + (R + S2 / 2) x T] / [ S x T]}
= N{[ln($102,470/$108,000)+(0.03 + 0.162/2) x 4.166667]/[ 0.16 x 4.166667]}
= N{[ln (0.948796) + 0.0428 x 4.166667] / [0.16 x 2.041241]}
= N{[-0.052561 + 0.178333] / [0.326599]}
= N{0.385097}
= 0.649917 (approximately 65%).

As computed, D differs from the baseline by 0.649917 - 0.598961 = 0.050956 or approximately 5.10%. Because D differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because D is higher than the baseline, the GAV Transfer will be to the Investment Options.

The amount of the transfer will be such that after the transfer the percentage of Contract Value in the variable Investment Options is D, namely 64.99%.

The mathematical model calls for 0.649917 x $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 - $66,597.02 = $35,872.98 to be allocated to the FPAs.

As four months have passed since the GAV Transfer into the FPAs, the amount of Contract Value in the FPAs is $38,896.74 x 1.034/12 = $39,281.88.

The GAV Transfer to the Investment Options in the amount of $39,281.88 - $35,872.98 = $3,408.90 represents approximately 3.33% (I.E., $3,408.90 /
$102,470) of Contract Value.

We establish a new baseline allocation for this Contract equal to D, or 0.649917.

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   The Allianz High FiveTM New York Variable Annuity Contract*SAI*May 1, 2008
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EXAMPLE 4: Additional example expanding on the computation of W.

In the first three examples W has always been 1.08. This example shows how W may differ from 1.08. Assume the following:
  VARIABLE      VALUE       DESCRIPTION
------------- ---------- -------------------
     C         $85,111   Contract Value
     G        $100,000   Guarantee
     R          0.03     Credited Rate
     T            2      Time Remaining

In this example we compute M and W and G as follows.
--------------------------------------------------------------------------------

M = (G - C) / [G - (G / (1 + R) T )]
= ($100,000 - $85,111) / [$100,000 - ($100,000 / (1 + 0.03) (2) )]
= $14,889 / [$100,000 - ($100,000 / 1.060900)]
= $14,889 / [$100,000 - $94,259.59]
= $14,889 / $5,740.41
= 2.593718

This value of M falls between two values of M in Table 1, 2.55 and 2.60. Therefore W will fall between the two corresponding values of W, namely 2.0958 and 2.1558. Linear interpolation reveals W to be approximately 2.148261. The adjusted guarantee G is W x G, or 2.148261 x $100,000 = $214,826.10.

D = N{[ln (C / G) + (R + S2 / 2) x T] / [S x T]}
= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.162 / 2) x 2] / [0.16 x 2]}
= N{[ln (0.396186) + 0.0428 x 2] / [0.16 x 1.414214]}
= N{[ -0.925873 + 0.085600] / [0.226274]} = N{-3.713515} = 0.000102
(approximately 0%).

This low value of D results both because the Contract Value of $84,111 is substantially lower than the guaranteed value of $100,000, and only two years remain before the guarantee becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model will not call for a GAV Transfer unless D differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs will happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low D could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low D may result even if the Contract Value is not much lower than the guarantee.

TABLE 1

We compute the adjusted guarantee to be the product of the guarantee times W:
G = G x W

where W is derived from the following table based on M. In turn M is given by:
M = (G - C) / [G - (G / (1 + R)T)]

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   The Allianz High FiveTM New York Variable Annuity Contract*SAI*May 1, 2008
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where:
  NOTATION                                DESCRIPTION
------------- ------------------------------------------------------------------
W             Worth Adjustment Applied to the Guarantee
M             Guarantee Ratio
G             Adjusted Guarantee
C             Contract Value
G             Guarantee
R             Credited Rate
T             Time Remaining

For any M less than 0.725, use W = 1.08. For any M greater than five, use W = 8.6650.

------------------------------------------------------------------------------------------------------------

        M                  W                    M                 W                    M                W
------------------- -----------------    ----------------- ----------------     ---------------- -----------------
------------------- -----------------    ----------------- ----------------     ---------------- -----------------
      0.000              1.0800                1.50            1.2893                 3.5             3.6812
      0.700              1.0800                1.55            1.3114                 3.6             3.9095
------------------- -----------------
------------------- -----------------
      0.725              1.0800                1.60            1.3349                 3.7             4.1510
      0.750              1.0827                1.65            1.3597                 3.8             4.4060
      0.775              1.0867                1.70            1.3860                 3.9             4.6751
      0.800              1.0909                1.75            1.4137                 4.0             4.9584
                                         ----------------- ----------------     ---------------- -----------------
                                         ----------------- ----------------     ---------------- -----------------
      0.825              1.0951                1.80            1.4430                 4.1             5.2565
      0.850              1.0996                1.85            1.4738                 4.2             5.5696
      0.875              1.1042                1.90            1.5062                 4.3             5.8983
      0.900              1.1089                1.95            1.5402                 4.4             6.2428
      0.925              1.1139                2.00            1.5760                 4.5             6.6036
                                         ----------------- ----------------     ---------------- -----------------
                                         ----------------- ----------------     ---------------- -----------------
      0.950              1.1190                2.05            1.6135                 4.6             6.9811
      0.975              1.1243                2.10            1.6529                 4.7             7.3755
      1.000              1.1298                2.15            1.6940                 4.8             7.7874
------------------- -----------------
------------------- -----------------
      1.025              1.1355                2.20            1.7371                 4.9             8.2171
      1.050              1.1414                2.25            1.7821                 5.0             8.6650
                                         ----------------- ----------------
                                         ----------------- ----------------
      1.075              1.1475                2.30            1.8291
      1.100              1.1538                2.35            1.8782
------------------- -----------------
------------------- -----------------
      1.125              1.1604                2.40            1.9294
      1.150              1.1671                2.45            1.9826
      1.175              1.1742                2.50            2.0381
                                         ----------------- ----------------
                                         ----------------- ----------------
      1.200              1.1814                2.55            2.0958
------------------- -----------------
------------------- -----------------
      1.225              1.1889                2.60            2.1558
      1.250              1.1966                2.65            2.2182
      1.275              1.2046                2.70            2.2829
      1.300              1.2129                2.75            2.3500
------------------- -----------------    ----------------- ----------------
------------------- -----------------    ----------------- ----------------
      1.325              1.2214                2.80            2.4196
      1.350              1.2303                2.85            2.4918
      1.375              1.2394                2.90            2.5665
      1.400              1.2487                2.95            2.6438
------------------- -----------------
------------------- -----------------
      1.425              1.2584                3.00            2.7238
                                         ----------------- ----------------
                                         ----------------- ----------------
      1.450              1.2684                3.05            2.8065
      1.475              1.2787                3.10            2.8920
      1.500              1.2893                3.15            2.9803
                                               3.20            3.0714
                                               3.25            3.1655
                                         ----------------- ----------------
                                         ----------------- ----------------
                                               3.30            3.2625
                                               3.35            3.3626
                                               3.40            3.4657
                                               3.45            3.5718
                                               3.50            3.6812


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   The Allianz High FiveTM New York Variable Annuity Contract*SAI*May 1, 2008
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ANNUITY PROVISIONS

We base Annuity Payments upon.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value (less any deduction we make to reimburse us for premium tax) on the Income Date.
o   The Annuity Option you select.
o   The age of the Annuitant and any joint Annuitant.
o   The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% or less based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life of New York guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS


The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2007, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2007 are also included herein.


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   The Allianz High FiveTM New York Variable Annuity Contract*SAI*May 1, 2008
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                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements
    [TO BE UPDATED UPON AMENDMENT]

b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1) incorporated by reference as exhibit EX-99.B1.

     2.   Not Applicable

     3.a. Principal Underwriter Agreement by and between Preferred Life
          Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc.(2) incorporated by reference as exhibit EX-99.B3.a. Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

     b. Copy of Broker-Dealer Agreement between Preferred Life Insurance Company of New York and NALAC Financial Plans, Inc. (predecessor to Allianz Life Financial Services, LLC)(9) incorporated by reference as exhibit EX-99.B3.b.

     c. Form of General Agency Agreement with Allianz Life Financial Services, LLC.(6) incorporated by reference as exhibit EX-99.B3.c.

     4.a. Individual Variable Annuity Contract - L40517-NY(7) incorporated by reference as exhibit EX-99.B4.a.

     b. Contract Schedule Page - S40654-AA-NY(10) incorporated by reference as exhibit EX-99.B4.b.

     c. Contract Schedule Page - S40654-BB-NY(10) incorporated by reference as exhibit EX-99.B4.c.

     d. Traditional GMDB Endorsement - S40648-NY(7) incorporated by reference as exhibit EX-99.B4.d.

     e. Enhanced GMDB Endorsement - S40649(7) incorporated by reference as exhibit EX-99.B4.e.

     f. Guaranteed Withdrawal Benefit Endorsement - S40652(7) incorporated by reference as exhibit EX-99.B4.f.

     g. Guaranteed Account Value Endorsement - S40651(7) incorporated by reference as exhibit EX-99.B4.g.

     h. Fixed Account Endorsement - S40647(7) incorporated by reference as exhibit EX-99.B4.h.

     i. IRA Endorsement - P30012-NY(7) incorporated by reference as exhibit EX-99.B4.i.

     j. 403(b) Endorsement - P30014(7) incorporated by reference as exhibit EX-99.B4.j.

     k. Roth IRA Endorsement - P20041(7) incorporated by reference as exhibit EX-99.B4.k.

     l. Unisex Endorsement - P20031(7) incorporated by reference as exhibit EX-99.B4.l.

     m. Inherited IRA/Roth IRA Endorsement - S40714-NY(5) incorporated by reference as exhibit EX-99.B4.i.

     n. Waiver of CDSC Endorsement - S40653(7) incorporated by reference as exhibit EX-99.B4.n.

     5. Application for Annuity Contract - F40440-NY(7) incorporated by reference as exhibit EX-99.B5.

     6.(i) Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(6) incorporated by reference as exhibit EX-99.B6.(i).

     (ii) Copy of the Restated Bylaws of the Company (as amended on October 2,
          1996)(6) incorporated by reference as exhibit EX-99.B6.(ii).

     7.   Not Applicable

     8.a. Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999(3) incorporated by reference as exhibit EX-99.B8.c.

     b. Copy of Amendments to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New
          York), dated 2/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 5/1/06(9)
          incorporated by reference as exhibit EX-99.B8.e.

     c. Copy of Administrative Services Agreement between The Dreyfus Corporation and Preferred Life Insurance Company of New York, dated 5/1/2002(9) incorporated by reference as exhibit EX-99.B8..

     d. Copy of Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), dated 8/7/02, 10/16/06(9) incorporated by reference as exhibit EX-99.B8.g.

     e. Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002(9) incorporated by reference as exhibit EX-99.B8.h.

     f. Copy of Fund Participation Agreement between Preferred Life Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(4) incorporated by reference as exhibit EX-99.B8.q.

     g. Copy of Amendments to Fund Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/03, 4/30/04, 5/1/06(9) incorporated by reference as exhibit EX-99.B8.j.

     h. Copy of Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.ac.

     i. Copy of Amendments to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), dated 9/12/05, 6/20/06(9) incorporated by reference as exhibit EX-99.B8.l.

     j. Copy of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.n.

     k. Copy of Amendments to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/3/04, 5/1/06(9) incorporated by reference as exhibit EX-99.B8.n.

     l. Copy of Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.i.

     m. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.j.

     n. Copy of Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.i.

     o. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.j.

     p. Copy of Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007(9) incorporated by reference as exhibit EX-99.B8.u.

     q. Copy of Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.

     r. Copy of Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors
          LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(9) incorporated by reference as exhibit EX-99.B8.w.

     s. Copy of Distribution Services Agreement between Allianz Life Insurance Company of New York and Allianz and Allianz Global Investors Distributors, LLC, dated 01/01/2007 (9) incorporated by reference as exhibit EX-99.B8.x.

     t. Copy of Amendments to Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York and BISYS Fund Services Limited Partnership, dated 4/29/05, 11/29/06(9) incorporated by reference as exhibit EX-99.B8.ak.

     9.   Opinion and Consent of Counsel**
     10.  Consent of Independent Registered Public Accounting Firm**
     11.  Not Applicable
     12.  Not Applicable
     13.  Power of Attorney(9) incorporated by reference as exhibit EX-99.B13.


*  Filed herewith
** To be filed by amendment

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
(3) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
(4) Incorporated by reference from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 29, 2003.
(5) Incorporated by reference from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.
(6) Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
(7) Incorporated by reference from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.
(8) Incorporated by reference from Registrant's Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.
(9) Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.
(10)Incorporated by reference from Registrant's Post Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on April 24, 2007.



ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Vincent G. Vitiello                                Director, Chairman of the Board, Chief Executive
                                                        Officer and President
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     Suzanne Pepin                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Director
     -------------------------------------------------- ------------------------------------------------------
     Amy L. Shaw                                        Director
     -------------------------------------------------- ------------------------------------------------------
     John Esch                                          Director & Vice President - Actuarial
     -------------------------------------------------- ------------------------------------------------------
     Yvonne Franzese                                    Director
     -------------------------------------------------- ------------------------------------------------------
     William Gaumond                                    Director
     -------------------------------------------------- ------------------------------------------------------




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 5 to Form N-4 (File Nos. 333-75718 and 811-05716) filed electronically on April 25, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2007 there were 78 qualified Contract Owners and 43 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         Thomas Burns                           Governor
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2007 to 12-31-2007:[TO BE UPDATED BY AMENDMENT]
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC    $                            $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $__________ that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 11th day of February, 2008.

                       ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ VINCENT G. VITIELLO*

                               Vincent G. Vitiello
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 11th of February, 2008.

       SIGNATURE                              TITLE
       Vincent G. Vitiello*                   Director, Chairman of the Board, President &
       Vincent G. Vitiello                    Chief Executive Officer

       Jill E. Paterson*                      Chief Financial Officer
       Jill E. Paterson

       Suzanne Pepin*                         Director
       Suzanne Pepin

       Dennis Marion*                         Director
       Dennis Marion

       Eugene T. Wilkinson*                   Director
       Eugene T. Wilkinson

       Stephen R. Herbert*                    Director
       Stephen R. Herbert

       Jack F. Rockett*                       Director
       Jack F. Rockett

       Gary A. Smith*                         Director
       Gary A. Smith

       Martha Clark Goss*                     Director
       Martha Clark Goss

       Thomas P. Burns*                       Director
       Thomas P. Burns

       Amy L. Shaw*                           Director
       Amy L. Shaw

                                              Director & VP - Actuarial
       _____________________
       John Esch
                                              Director
       _____________________
       Yvonne Franzese
                                              Director
       _____________________
       William Gaumond



   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                             BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM N-4
                      (FILE NOS. 333-124767 AND 811-05716)
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
              ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                INDEX TO EXHIBITS

EX-99.B9   Opinion and Consent of Counsel (to be filed by amendment)
EX-99.B10  Consent of Independent Registered Public Accounting Firm
            (to be filed by amendment)